UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 to November 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2017
Classes A, I and R6
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Voya Target In-Retirement Fund

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Voya Target Retirement 2020 Fund

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Voya Target Retirement 2025 Fund

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Voya Target Retirement 2030 Fund

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Voya Target Retirement 2035 Fund

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Voya Target Retirement 2040 Fund

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Voya Target Retirement 2045 Fund

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Voya Target Retirement 2050 Fund

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Voya Target Retirement 2055 Fund

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Voya Target Retirement 2060 Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Top o’ the Market to You?
Dear Shareholder,
Asset prices have surged broadly in 2017, raising the question of how long the good times can last. This month, a painting attributed to Leonardo da Vinci sold for $450 million, shattering previous records. Bitcoin, a currency without an underlying economy, recently surpassed $15,000 per coin. In September, Austria sold a 100-year bond issue at a yield of only 2.1%. Apparently, there’s a lot of money sloshing around the global economy, looking for a place to go: does it mean investors are growing overconfident? Are we nearing a market top?
At this point it doesn’t seem so. High prices don’t necessarily mean markets will fall — declines usually occur for a reason, such as an economic recession, dwindling corporate earnings or central banks sharply raising interest rates in efforts to limit inflation. We’re in an unusual period where countries all over the world are growing yet inflation is still low, so we believe central banks have little need to raise rates aggressively. Further, while we expect rates to rise marginally in the U.S., the U.K. and Europe over the next year, we don’t think this presents a challenge to growth, since economic data are solid and corporate earnings are powering ahead.
Still, with prices high, the effects of a downturn could be stressful and widespread. But investors also should remember that worrying about whether a top is near can make it tempting to time the market. Historically, market timing has generally proven to leave the average investor worse off than staying the course.
Regardless of where markets currently are in their cycles, we believe investors are best served by following their asset allocation plan and avoiding the temptation to time entry or exit points. We think the way to make the most of opportunities that present themselves is to engage in broad global diversification across continents and asset classes. If your goals have changed, thoroughly discuss them with your financial advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
December 7, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2017

Our new fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, already up more than 8%, carried higher in what seemed to be the path of least resistance. Investor sentiment was still trying to come to terms with the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, the Index continued its advance, rising in every month, to end up 8.28% for the fiscal half-year. (The Index returned 9.55% for the six-month period ended November 30, 2017, measured in U.S. dollars.)
While the period started with most commentators having largely discounted a reflation trade driven by U.S. legislative initiatives, this did not mean that such initiatives were dead; just that the credibility of anything market friendly coming out of them had fallen very low. The President had said on February 9 that he would announce his pro-growth tax reform plan in the coming weeks. Nothing solid had emerged and by early July the Senate was still pre-occupied with the Affordable Care Act (“ACA”), desperately trying to pass any version of a repeal and replace bill. Such attempts finally foundered in the early hours of July 28.
But investors could still take comfort in a narrative of improving global growth and corporate earnings, with monetary conditions still historically easy, to underpin the prices of risk assets. The evidence was there to see. In August the Wall Street Journal observed that the prices of base metals had recently hit multi-year highs, inferring that investors were increasingly bullish on global growth, and later noted that every country tracked by the Organization for Economic Cooperation and Development was set to grow in 2017.
In the euro zone, unemployment ended November at 8.8%, the lowest since January 2009. Gross domestic product (“GDP”) grew 2.5% year-over-year in the third quarter of 2017, slightly higher than the U.S. (2.3%). The European Central Bank finally confirmed that monthly bond purchases would be halved to €30 billion in 2018. The region’s Economic Sentiment Indicator ended the period at the highest since 2000.
China’s GDP growth in the second quarter of 2017 was a healthy 6.9% year-over-year and 6.8% in the third. Foreign exchange reserves grew for the ninth straight month in October, indicating more stable financial conditions. Imports were continuing to grow at double-digit year-over-year rates, supporting global demand. Excessive debt remained a problem in financial markets, however. In November the authorities announced sweeping new regulations for 2018, among other things curbing leverage in asset management products and prohibiting promises of guaranteed returns.
Even Japan contributed some good news with GDP rising in the third quarter of 2017 for the seventh straight quarter.
In the U.S., the Federal Open Market Committee (“FOMC”) added a further 25bp (0.25%) in March and did so again in June to the federal funds rate. But areas of sluggishness, like low core consumer price inflation and wage growth persisted into September, which started with devastating hurricanes and rising geo-political tensions with North Korea. Some commentators suggested that the FOMC might be done for the year.
However, the hurricanes subsided, geo-political tensions cooled and yet another forlorn attempt to replace the ACA was shrugged off. The November employment report showed the unemployment rate at 4.07%, the lowest since February 2001. Third quarter GDP growth was reported at 3.3% (annualized) after 3.1% in the second. A December rate increase was now a near certainty. The outline of a long-awaited pro-growth tax reform program was finally announced: different as between House and Senate and in the latter case moving day by day to bring recalcitrant senators on board. For investors, its key feature was a reduction in the corporate tax rate to 20%, which many believed would be used to increase share buy-backs and dividends. November ended with the Senate’s tax package likely to pass.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 0.68% in the fiscal half-year. The Treasury yield curve rose but became flatter, with the result that the Bloomberg Barclays U.S. Treasury Bond Index lost 0.04% while the Bloomberg Barclays Long-Term U.S. Treasury sub-index gained 1.68%. Indices of riskier classes outperformed Treasuries: the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index climbed 1.91%, and the Bloomberg Barclays High-Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 2.29%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 10.89% in the six-months through November, repeatedly closing at a new high. The earnings per share of its constituent companies grew 10% year-over-year in the second quarter of 2017, and 6% in the third. The financials sector was the leader, soaring 19.33%. Consumer staples was the weakest sector, adding just 0.46%.
In currencies, the dollar fell 5.16% against the euro, 4.25% against the pound. This reflected the continued dissipation of the post-election reflation euphoria. In the meantime, the euro zone’s prospects had improved, while some of the panic over Brexit had faded. The dollar rose 1.64% against the yen, moving within a narrow trading range.
In international markets, the MSCI Japan® Index surged 14.55% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index rose 2.32%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. But gains were muted by the strengthening euro. The MSCI UK® Index slipped 0.94%. GDP growth was down to 1.5% year-over-year, little or no progress was being made on Brexit negotiations and it was becoming abundantly clear that the UK’s negotiating position was very weak.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays Long-Term U.S. Treasury Index	This index measures the performance of U.S. Treasury bills with long-term maturity. The credit level for this index is investment grade. The rebalance scheme is monthly.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index and
S&P Target Date 2055+ Index	Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and beyond the 2055 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer, Jody Hrazanek and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Funds seek to achieve their investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the six-month period ended November 30, 2017, the Funds’ class I shares, excluding Voya Target Retirement 2020, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, provided total returns that outperformed their strategic allocation benchmarks, the S&P Target Date Indices.
For the six-month period ended November 30, 2017, underlying manager performance contributed to performance overall, before fees and expenses. The underlying managers with top performance relative to their benchmarks included Voya Multi-Manager Mid Cap Value Fund, Voya Multi-Manager Emerging Markets Fund and Voya Global Bond Fund. Underlying managers with the worst performance relative to their benchmarks included Voya SmallCap Opportunities Fund, Voya MidCap Opportunities Fund and Voya Large-Cap Growth Fund.
Asset Allocation: We made a number of tactical asset allocation moves within the Voya Target Retirement Funds suite over the period. At the beginning of this reporting period on June 1, 2017, all Funds were overweight equities with a concentration on international developed and emerging markets, offset by underweight allocations in core U.S. fixed income and high yield. Mid- and near-dated Funds were also overweight U.S. large-cap blend stocks, offset by an underweight to core U.S. fixed income. Generally, tactical asset allocation moves had a positive impact on performance during the reporting period.
In June, the Funds tactically rotated a portion of their U.S. large cap allocation towards growth to offset the value bias in their strategic allocation. The rationale supporting a growth-tilted market was based on the Federal Reserve’s firm resolve to gradually increase interest rates, two straight disappointing inflation readings and continual problems besetting the Trump administration’s agenda.
At the close of August, the Funds converted their existing eurozone equity exposure from a currency-hedged position to an unhedged one. Fundamental economic differentials between the U.S. and eurozone economies, such as GDP growth and manufacturing activity, were showing support for a stronger euro versus the dollar going forward.
At the end of September, the Funds opened a position in Japanese equities by selling other international developed market stocks. At the time of the trade, Japan was on course to deliver the strongest earnings growth of any major region in 2017, but was the only major region to have been de-rated in terms of earnings expectations. At trade time, the TOPIX index was inexpensive, trading at a forward price-earnings ratio (P/E) at the lower end of its 12-year historical range relative to the MSCI World Index. In October, the Funds further increased their Japan equities exposure funded by a lowered allocation to U.S. large-cap blend stocks.
Finally, in October, the 2020 and 2025 Funds pared down their meaningful overweight to equities by selling U.S. large-cap blend and buying core U.S. fixed income. The trade positioned those Funds more defensively, as the economy moved toward a later stage of the business cycle.
Current Strategy and Outlook: As we reflect back on the very good year for equity markets globally (19.82% MSCI All Country World Index in U.S. dollars total return) it’s natural to ask, how much further can equities rise into 2018? Here we rest on our valuation, fundamental and sentiment investment process. In terms of valuation, MSCI All Country World Index is priced at 16.2 times earnings and the S&P 500® Index is priced at 18.3 times earnings. In our opinion, neither are what could be characterized as undervalued. On fundamentals, the consensus expectation of 10% global earnings growth looks

Portfolio Managers’ Report	Voya Target Retirement Funds

achievable in our view. The combination of above-trend global and U.S. economic growth and profit growth, aided by corporate tax reform, supports a positive outlook for equities. In terms of sentiment, the picture is a bit mixed, in our view a handful of our measures reflect a degree of excessive optimism but the momentum and the strength of buying the dip, even on most modest pullbacks, tells us that the investment community is still keenly searching for returns and repositioning away from downside protection.
We do expect a change in the equity and bond volatility profile over the course of 2018. It was relatively normal to have very low levels of volatility and modest pullbacks in equities over the past 18 months, as we had increasing momentum and breadth to economic and earnings growth. Going forward, while we still expect the data to be good, we may start to see a slowdown in its rate of change. We don’t think that is a game changer, however, the S&P 500® Index has now had 265 days without a 3% pullback, which is a record based on historical data since 1930. Thus, it may be that equities grind higher for 2018, but the grind, in our opinion, will be punctuated with one or two pullbacks of 5% or greater. We are watching the breadth of global markets with rising 200-day moving averages, which are hovering over 90%, still a positive picture. Global equity to global bond correlations are positive and have been for the past three years. We look there as well for signs of stress to equities — which would be bond yields climbing to a point where they pinch the outlook for corporate profits.
Our Fund remains positioned for a positive global growth outlook. Our long held constructive view on the emerging markets remains, even in light of some relative weakness during late November. The emerging markets are still benefiting from a weak U.S. dollar and easy financial conditions. Likewise, we are maintaining our positive view on Japanese equities, which stumbled but recovered nicely in November. We see it as one of the markets with solid growth prospects, decent valuations and monetary policy that continues to be highly accommodative.

*
Please see the Prospectus for each Fund’s respective investment objective.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Total Returns for the Six-Month Period Ended November 30, 2017
Voya Target In-Retirement Fund, Class I	3.92%
S&P Target Date Retirement Income Index	3.79%
Voya Target Retirement 2020 Fund, Class I	5.35%
S&P Target Date 2020 Index	5.60%
Voya Target Retirement 2025 Fund, Class I	6.62%
S&P Target Date 2025 Index	6.57%
Voya Target Retirement 2030 Fund, Class I	7.72%
S&P Target Date 2030 Index	7.49%
Voya Target Retirement 2035 Fund, Class I	8.58%
S&P Target Date 2035 Index	8.36%
Voya Target Retirement 2040 Fund, Class I	9.05%
S&P Target Date 2040 Index	8.95%
Voya Target Retirement 2045 Fund, Class I	9.36%
S&P Target Date 2045 Index	9.25%
Voya Target Retirement 2050 Fund, Class I	9.62%
S&P Target Date 2050 Index	9.49%
Voya Target Retirement 2055 Fund, Class I	9.57%
S&P Target Date 2055 Index	9.57%
Voya Target Retirement 2060 Fund, Class I**	9.54%
S&P Target Date 2060+ Index	9.69%

**
On September 29, 2017, the Voya Target Retirement 2060 Fund changed its primary benchmark from the S&P Target Date 2055+ Index to the S&P Target Date 2060+ Index because the S&P Target Date 2060+ Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Voya Target Retirement 2060 Fund invests.

Target Asset Allocation(1)
	In-Retirement	2020	2025	2030	2035	2040	2045	2050	2055	2060
US Large Blend	10.0%	11.5%	15.0%	18.0%	20.0%	21.5%	23.0%	24.0%	24.0%	24.0%
US Large Growth	3.5%	4.5%	5.8%	7.0%	8.0%	9.0%	9.0%	8.5%	8.5%	8.5%
US Large Value	6.0%	8.0%	9.3%	10.5%	11.5%	12.5%	12.5%	12.5%	12.5%	12.5%
US Mid Cap Blend	3.0%	3.0%	4.5%	5.0%	7.0%	8.0%	10.0%	11.0%	11.0%	11.0%
US Small Cap	—	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%	5.0%	5.0%	5.0%
International	7.0%	11.0%	14.0%	17.0%	19.0%	20.0%	21.0%	22.0%	22.0%	22.0%
Emerging Markets	2.0%	2.5%	4.0%	5.0%	6.0%	6.5%	7.0%	7.5%	7.5%	7.5%
US Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Global Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Commodities	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Core Fixed Income	37.0%	29.8%	26.8%	21.0%	12.0%	7.0%	6.3%	5.0%	5.0%	5.0%
High Yield	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	—	—	—	—
Senior Debt	5.0%	5.0%	5.0%	5.0%	5.0%	3.0%	1.8%	—	—	—
International Bonds	3.0%	3.0%	3.0%	—	—	—	—	—	—	—
TIPS	7.0%	5.0%	—	—	—	—	—	—	—	—
Short Duration	10.0%	7.3%	3.3%	—	—	—	—	—	—	—
Total Equity	35.0%	47.0%	59.0%	71.0%	80.0%	87.0%	92.0%	95.0%	95.0%	95.0%
Total Fixed Income	65.0%	53.0%	41.0%	29.0%	20.0%	13.0%	8.0%	5.0%	5.0%	5.0%

(1)
Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2017**	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2017**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,037.50	0.52%	$2.66	$1,000.00	$1,022.46	0.52%	$2.64
Class I	1,000.00	1,039.20	0.27	1.38	1,000.00	1,023.71	0.27	1.37
Class R6	1,000.00	1,039.20	0.22	1.12	1,000.00	1,023.97	0.22	1.12
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$1,052.80	0.48%	$2.47	$1,000.00	$1,022.66	0.48%	$2.43
Class I	1,000.00	1,053.50	0.23	1.18	1,000.00	1,023.92	0.23	1.17
Class R6	1,000.00	1,053.50	0.18	0.93	1,000.00	1,024.17	0.18	0.91
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,065.50	0.43%	$2.23	$1,000.00	$1,022.91	0.43%	$2.18
Class I	1,000.00	1,066.20	0.18	0.93	1,000.00	1,024.17	0.18	0.91
Class R6	1,000.00	1,066.20	0.13	0.67	1,000.00	1,024.42	0.13	0.66
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,075.80	0.42%	$2.19	$1,000.00	$1,022.96	0.42%	$2.13
Class I	1,000.00	1,077.20	0.17	0.89	1,000.00	1,024.22	0.17	0.86
Class R6	1,000.00	1,078.20	0.12	0.63	1,000.00	1,024.47	0.12	0.61

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2017**	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2017**
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,083.50	0.42%	$2.19	$1,000.00	$1,022.96	0.42%	$2.13
Class I	1,000.00	1,085.80	0.17	0.89	1,000.00	1,024.22	0.17	0.86
Class R6	1,000.00	1,085.00	0.12	0.63	1,000.00	1,024.47	0.12	0.61
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,089.10	0.41%	$2.15	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,090.50	0.16	0.84	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,090.60	0.11	0.58	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,093.10	0.41%	$2.15	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,093.60	0.16	0.84	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,094.50	0.11	0.58	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,094.70	0.41%	$2.15	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,096.20	0.16	0.84	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,096.20	0.11	0.58	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,094.30	0.41%	$2.15	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,095.70	0.16	0.84	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,096.60	0.11	0.58	1,000.00	1,024.52	0.11	0.56
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,094.70	0.41%	$2.15	$1,000.00	$1,023.01	0.41%	$2.08
Class I	1,000.00	1,095.40	0.16	0.84	1,000.00	1,024.27	0.16	0.81
Class R6	1,000.00	1,096.20	0.11	0.58	1,000.00	1,024.52	0.11	0.56

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2017 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$2,497,686	$3,625,285	$4,741,720	$3,678,545
Investments in unaffiliated underlying funds at fair value**	1,156,328	1,658,608	1,923,218	1,941,488
Cash	68,293	29,889	85,386	8,616
Receivables:
Fund shares sold	1,100	58,472	2,485	1,802
Dividends	712	666	441	—
Prepaid expenses	23,243	23,247	23,244	23,295
Reimbursement due from manager	166	15,834	6,450	7,218
Total assets	3,747,528	5,412,001	6,782,944	5,660,964
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	803	44,585	1,982	1,423
Payable for investments in unaffiliated underlying funds purchased	64,686	38,874	80,406	378
Payable for investment management fees	10,142	15,506	6,503	7,388
Payable for distribution and shareholder service fees	230	282	409	296
Payable for trustee fees	15	21	25	25
Other accrued expenses and liabilities	18,974	23,719	25,414	24,983
Total liabilities	94,850	122,987	114,739	34,493
NET ASSETS	$3,652,678	$5,289,014	$6,668,205	$5,626,471
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,411,887	$4,866,595	$6,098,388	$4,908,225
Undistributed net investment income	39,926	46,719	43,979	36,056
Accumulated net realized gain	86,481	146,584	185,108	149,031
Net unrealized appreciation	114,384	229,116	340,730	533,159
NET ASSETS	$3,652,678	$5,289,014	$6,668,205	$5,626,471
* Cost of investments in affiliated underlying funds	$2,418,070	$3,474,750	$4,519,195	$3,371,470
** Cost of investments in unaffiliated underlying funds	$1,121,560	$1,580,027	$1,805,013	$1,715,404
Class A
Net assets	$1,126,426	$1,452,522	$2,012,510	$1,467,432
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	99,221	119,483	160,665	114,799
Net asset value and redemption price per share†	$11.35	$12.16	$12.53	$12.78
Maximum offering price per share (5.75%)(1)	$12.04	$12.90	$13.29	$13.56
Class I
Net assets	$65,246	$750,993	$88,843	$77,586
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,728	61,532	7,067	6,045
Net asset value and redemption price per share	$11.39	$12.20	$12.57	$12.83
Class R6
Net assets	$2,461,006	$3,085,499	$4,566,852	$4,081,453
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	216,043	252,697	363,543	318,227
Net asset value and redemption price per share	$11.39	$12.21	$12.56	$12.83

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2017 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$2,878,235	$1,633,814	$1,899,275	$1,214,987
Investments in unaffiliated underlying funds at fair value**	1,923,309	1,101,515	1,453,892	969,933
Cash	3,583	2,642	3,067	2,083
Receivables:
Fund shares sold	2,878	35,518	2,979	4,342
Prepaid expenses	23,236	23,230	23,233	23,229
Reimbursement due from manager	2,495	663	686	600
Total assets	4,833,736	2,797,382	3,383,132	2,215,174
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	2,216	27,526	2,279	3,300
Payable for investments in unaffiliated underlying funds purchased	662	7,992	700	1,042
Payable for investment management fees	8,033	9,271	8,563	8,834
Payable for distribution and shareholder service fees	229	245	217	177
Payable for trustee fees	21	12	15	9
Other accrued expenses and liabilities	17,805	14,261	14,862	14,558
Total liabilities	28,966	59,307	26,636	27,920
NET ASSETS	$4,804,770	$2,738,075	$3,356,496	$2,187,254
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,147,752	$2,336,348	$2,845,556	$1,814,929
Undistributed net investment income	23,101	8,949	7,826	3,785
Accumulated net realized gain	195,623	102,584	117,993	96,872
Net unrealized appreciation	438,294	290,194	385,121	271,668
NET ASSETS	$4,804,770	$2,738,075	$3,356,496	$2,187,254
* Cost of investments in affiliated underlying funds	$2,645,399	$1,473,297	$1,687,683	$1,069,342
** Cost of investments in unaffiliated underlying funds	$1,717,851	$971,838	$1,280,363	$843,910
Class A
Net assets	$1,135,442	$1,290,045	$1,075,166	$887,419
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	87,449	97,719	80,364	66,183
Net asset value and redemption price per share†	$12.98	$13.20	$13.38	$13.41
Maximum offering price per share (5.75%)(1)	$13.77	$14.01	$14.20	$14.23
Class I
Net assets	$654,468	$85,642	$82,795	$92,858
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	50,202	6,463	6,166	6,903
Net asset value and redemption price per share	$13.04	$13.25	$13.43	$13.45
Class R6
Net assets	$3,014,860	$1,362,388	$2,198,535	$1,206,977
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	231,576	102,897	163,701	89,715
Net asset value and redemption price per share	$13.02	$13.24	$13.43	$13.45

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2017 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,330,642	$903,027
Investments in unaffiliated underlying funds at fair value**	1,043,586	739,773
Cash	2,178	1,577
Receivables:
Fund shares sold	1,724	1,750
Prepaid expenses	23,237	23,295
Reimbursement due from manager	544	212
Total assets	2,401,911	1,669,634
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,310	1,329
Payable for investments in unaffiliated underlying funds purchased	414	420
Payable for investment management fees	7,569	14,284
Payable for distribution and shareholder service fees	178	162
Payable for trustee fees	10	8
Other accrued expenses and liabilities	15,848	9,296
Total liabilities	25,329	25,499
NET ASSETS	$2,376,582	$1,644,135
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,976,079	$1,313,182
Undistributed net investment income	4,009	2,787
Accumulated net realized gain	87,833	90,888
Net unrealized appreciation	308,661	237,278
NET ASSETS	$2,376,582	$1,644,135
* Cost of investments in affiliated underlying funds	$1,162,276	$775,606
** Cost of investments in unaffiliated underlying funds	$903,291	$629,916
Class A
Net assets	$900,900	$801,478
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	66,910	62,996
Net asset value and redemption price per share†	$13.46	$12.72
Maximum offering price per share (5.75%)(1)	$14.28	$13.50
Class I
Net assets	$83,201	$119,173
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,159	9,345
Net asset value and redemption price per share	$13.51	$12.75
Class R6
Net assets	$1,392,481	$723,484
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	103,083	56,705
Net asset value and redemption price per share	$13.51	$12.76

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2017 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$21,778	$27,213	$29,350	$22,977
Dividends from unaffiliated underlying funds	7,095	6,797	4,856	6,448
Total investment income	28,873	34,010	34,206	29,425
EXPENSES:
Investment management fees	2,856	4,044	4,532	5,181
Distribution and shareholder service fees:
Class A	1,303	905	1,848	1,476
Transfer agent fees:
Class A	193	472	536	524
Class I	24	37	21	19
Class R6	49	47	73	87
Shareholder reporting expense	1,037	966	1,298	1,464
Registration fees	18,264	17,552	17,538	17,611
Professional fees	16,462	20,513	25,720	24,539
Custody and accounting expense	365	449	375	374
Trustee fees	58	83	97	102
Miscellaneous expense	4,621	4,217	4,264	4,267
Total expenses	45,232	49,285	56,302	55,644
Waived and reimbursed fees	(40,473)	(44,405)	(50,859)	(50,758)
Net expenses	4,759	4,880	5,443	4,886
Net investment income	24,114	29,130	28,763	24,539
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	16,010	27,158	42,006	24,722
Sale of unaffiliated underlying funds	18,623	51,947	64,926	42,501
Net realized gain	34,633	79,105	106,932	67,223
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	37,774	81,341	129,342	177,607
Unaffiliated underlying funds	13,310	32,450	54,547	115,925
Net change in unrealized appreciation (depreciation)	51,084	113,791	183,889	293,532
Net realized and unrealized gain	85,717	192,896	290,821	360,755
Increase in net assets resulting from operations	$109,831	$222,026	$319,584	$385,294

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2017 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$14,339	$5,899	$4,646	$2,346
Dividends from unaffiliated underlying funds	5,907	3,616	4,616	3,111
Total investment income	20,246	9,515	9,262	5,457
EXPENSES:
Investment management fees	4,660	2,581	3,266	2,202
Distribution and shareholder service fees:
Class A	1,168	1,264	1,148	963
Transfer agent fees:
Class A	486	518	624	501
Class I	104	36	35	26
Class R6	140	92	87	66
Shareholder reporting expense	1,464	1,189	1,007	915
Registration fees	17,503	17,328	17,422	17,324
Professional fees	22,875	11,804	16,104	12,556
Custody and accounting expense	414	165	275	388
Trustee fees	85	46	57	38
Miscellaneous expense	4,061	3,672	4,042	4,415
Total expenses	52,960	38,695	44,067	39,394
Waived and reimbursed fees	(49,174)	(36,196)	(41,351)	(37,153)
Net expenses	3,786	2,499	2,716	2,241
Net investment income	16,460	7,016	6,546	3,216
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	50,960	26,488	26,574	27,968
Sale of unaffiliated underlying funds	44,405	23,247	26,792	20,782
Net realized gain	95,365	49,735	53,366	48,750
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	126,276	82,405	113,128	67,644
Unaffiliated underlying funds	113,753	65,881	89,640	58,230
Net change in unrealized appreciation (depreciation)	240,029	148,286	202,768	125,874
Net realized and unrealized gain	335,394	198,021	256,134	174,624
Increase in net assets resulting from operations	$351,854	$205,037	$262,680	$177,840

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2017 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,587	$1,999
Dividends from unaffiliated underlying funds	3,359	2,706
Total investment income	5,946	4,705
EXPENSES:
Investment management fees	2,381	1,872
Distribution and shareholder service fees:
Class A	934	926
Transfer agent fees:
Class A	428	217
Class I	21	34
Class R6	80	69
Shareholder reporting expense	1,724	823
Registration fees	17,338	16,680
Professional fees	13,132	11,840
Custody and accounting expense	424	185
Trustee fees	41	32
Miscellaneous expense	4,403	4,415
Total expenses	40,906	37,093
Waived and reimbursed fees	(38,630)	(35,056)
Net expenses	2,276	2,037
Net investment income	3,670	2,668
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	17,911	28,629
Sale of unaffiliated underlying funds	18,665	24,063
Net realized gain	36,576	52,692
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	85,672	49,973
Unaffiliated underlying funds	66,240	40,620
Net change in unrealized appreciation (depreciation)	151,912	90,593
Net realized and unrealized gain	188,488	143,285
Increase in net assets resulting from operations	$192,158	$145,953

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Six Months Ended November 30, 2017	Year Ended May 31, 2017	Six Months Ended November 30, 2017	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$24,114	$46,163	$29,130	$61,597
Net realized gain	34,633	65,395	79,105	79,218
Net change in unrealized appreciation (depreciation)	51,084	36,702	113,791	107,824
Increase in net assets resulting from operations	109,831	148,260	222,026	248,639
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(12,006)	—	(968)
Class I	—	(952)	—	(8,856)
Class R6	—	(23,232)	—	(37,041)
Net realized gains:
Class A	—	(3,725)	—	(111)
Class I	—	(262)	—	(928)
Class R6	—	(6,320)	—	(3,864)
Total distributions	—	(46,497)	—	(51,768)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,058,305	1,817,552	1,812,938	3,756,365
Reinvestment of distributions	—	46,497	—	51,768
	1,058,305	1,864,049	1,812,938	3,808,133
Cost of shares redeemed	(145,458)	(507,886)	(152,600)	(1,258,828)
Net increase in net assets resulting from capital share transactions	912,847	1,356,163	1,660,338	2,549,305
Net increase in net assets	1,022,678	1,457,926	1,882,364	2,746,176
NET ASSETS:
Beginning of year or period	2,630,000	1,172,074	3,406,650	660,474
End of year or period	$3,652,678	$2,630,000	$5,289,014	$3,406,650
Undistributed net investment income at end of year or period	$39,926	$15,812	$46,719	$17,589

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Six Months Ended November 30, 2017	Year Ended May 31, 2017	Six Months Ended November 30, 2017	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$28,763	$58,112	$24,539	$61,484
Net realized gain	106,932	92,106	67,223	113,827
Net change in unrealized appreciation (depreciation)	183,889	130,152	293,532	211,525
Increase in net assets resulting from operations	319,584	280,370	385,294	386,836
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(8,031)	—	(9,505)
Class I	—	(966)	—	(1,018)
Class R6	—	(38,088)	—	(43,218)
Net realized gains:
Class A	—	(2,420)	—	(5,592)
Class I	—	(252)	—	(531)
Class R6	—	(9,572)	—	(21,730)
Total distributions	—	(59,329)	—	(81,594)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,669,820	3,041,338	889,904	3,472,738
Reinvestment of distributions	—	59,329	—	81,594
	2,669,820	3,100,667	889,904	3,554,332
Cost of shares redeemed	(100,105)	(637,846)	(86,381)	(518,908)
Net increase in net assets resulting from capital share transactions	2,569,715	2,462,821	803,523	3,035,424
Net increase in net assets	2,889,299	2,683,862	1,188,817	3,340,666
NET ASSETS:
Beginning of year or period	3,778,906	1,095,044	4,437,654	1,096,988
End of year or period	$6,668,205	$3,778,906	$5,626,471	$4,437,654
Undistributed net investment income at end of year or period	$43,979	$15,216	$36,056	$11,517

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Six Months Ended November 30, 2017	Year Ended May 31, 2017	Six Months Ended November 30, 2017	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$16,460	$49,679	$7,016	$21,974
Net realized gain	95,365	110,828	49,735	61,616
Net change in unrealized appreciation (depreciation)	240,029	171,308	148,286	112,747
Increase in net assets resulting from operations	351,854	331,815	205,037	196,337
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(8,075)	—	(9,227)
Class I	—	(6,345)	—	(1,167)
Class R6	—	(31,619)	—	(11,917)
Net realized gains:
Class A	—	(1,240)	—	(1,497)
Class I	—	(839)	—	(169)
Class R6	—	(4,115)	—	(1,671)
Total distributions	—	(52,233)	—	(25,648)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,400,474	2,533,716	781,088	611,560
Reinvestment of distributions	—	52,233	—	25,648
	1,400,474	2,585,949	781,088	637,208
Cost of shares redeemed	(453,292)	(460,881)	(138,020)	(18,107)
Net increase in net assets resulting from capital share transactions	947,182	2,125,068	643,068	619,101
Net increase in net assets	1,299,036	2,404,650	848,105	789,790
NET ASSETS:
Beginning of year or period	3,505,734	1,101,084	1,889,970	1,100,180
End of year or period	$4,804,770	$3,505,734	$2,738,075	$1,889,970
Undistributed net investment income at end of year or period	$23,101	$6,641	$8,949	$1,933

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Six Months Ended November 30, 2017	Year Ended May 31, 2017	Six Months Ended November 30, 2017	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$6,546	$25,465	$3,216	$19,479
Net realized gain	53,366	76,684	48,750	56,934
Net change in unrealized appreciation (depreciation)	202,768	149,435	125,874	114,220
Increase in net assets resulting from operations	262,680	251,584	177,840	190,633
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(8,518)	—	(8,437)
Class I	—	(1,055)	—	(1,113)
Class R6	—	(16,017)	—	(10,725)
Net realized gains:
Class A	—	(2,843)	—	(1,819)
Class I	—	(304)	—	(206)
Class R6	—	(4,469)	—	(1,940)
Total distributions	—	(33,206)	—	(24,240)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	755,614	1,065,679	479,216	421,919
Reinvestment of distributions	—	33,206	—	24,240
	755,614	1,098,885	479,216	446,159
Cost of shares redeemed	(70,339)	(57,361)	(115,891)	(95,524)
Net increase in net assets resulting from capital share transactions	685,275	1,041,524	363,325	350,635
Net increase in net assets	947,955	1,259,902	541,165	517,028
NET ASSETS:
Beginning of year or period	2,408,541	1,148,639	1,646,089	1,129,061
End of year or period	$3,356,496	$2,408,541	$2,187,254	$1,646,089
Undistributed net investment income at end of year or period	$7,826	$1,280	$3,785	$569

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Six Months Ended November 30, 2017	Year Ended May 31, 2017	Six Months Ended November 30, 2017	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$3,670	$18,483	$2,668	$17,020
Net realized gain	36,576	59,063	52,692	42,661
Net change in unrealized appreciation (depreciation)	151,912	125,970	90,593	117,730
Increase in net assets resulting from operations	192,158	203,516	145,953	177,411
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(7,993)	—	(7,020)
Class I	—	(1,099)	—	(804)
Class R6	—	(10,104)	—	(10,004)
Net realized gains:
Class A	—	(862)	—	(360)
Class I	—	(102)	—	(35)
Class R6	—	(912)	—	(428)
Total distributions	—	(21,072)	—	(18,651)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	438,523	505,790	240,338	179,824
Reinvestment of distributions	—	21,072	—	18,651
	438,523	526,862	240,338	198,475
Cost of shares redeemed	(45,996)	(29,711)	(171,387)	(7,301)
Net increase in net assets resulting from capital share transactions	392,527	497,151	68,951	191,174
Net increase in net assets	584,685	679,595	214,904	349,934
NET ASSETS:
Beginning of year or period	1,791,897	1,112,302	1,429,231	1,079,297
End of year or period	$2,376,582	$1,791,897	$1,644,135	$1,429,231
Undistributed net investment income at end of year or period	$4,009	$339	$2,787	$119

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-17	10.94	0.08•	0.33	0.41	—	—	—	—	—	11.35	3.75	3.29	0.52	0.52	1.46	1,126	16
05-31-17	10.46	0.21•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(4) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
11-30-17	10.96	0.10•	0.33	0.43	—	—	—	—	—	11.39	3.92	3.07	0.27	0.27	1.72	65	16
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(4) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
Class R6
11-30-17	10.96	0.10•	0.33	0.43	—	—	—	—	—	11.39	3.92	3.00	0.22	0.22	1.76	2,461	16
05-31-17	10.47	0.25•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(4) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
11-30-17	11.55	0.07•	0.54	0.61	—	—	—	—	—	12.16	5.28	2.69	0.48	0.48	1.13	1,453	20
05-31-17	10.75	0.20•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(4) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
11-30-17	11.58	0.08•	0.54	0.62	—	—	—	—	—	12.20	5.35	2.36	0.23	0.23	1.42	751	20
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(4) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Class R6
11-30-17	11.59	0.09•	0.53	0.62	—	—	—	—	—	12.21	5.35	2.31	0.18	0.18	1.47	3,085	20
05-31-17	10.76	0.26•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(4) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund
Class A
11-30-17	11.76	0.06•	0.71	0.77	—	—	—	—	—	12.53	6.55	2.54	0.43	0.43	0.96	2,013	19
05-31-17	10.79	0.21•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(4) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
11-30-17	11.79	0.07•	0.71	0.78	—	—	—	—	—	12.57	6.62	2.27	0.18	0.18	1.23	89	19
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(4) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Class R6
11-30-17	11.78	0.08•	0.70	0.78	—	—	—	—	—	12.56	6.62	2.22	0.13	0.13	1.28	4,567	19
05-31-17	10.80	0.26•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(4) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
11-30-17	11.88	0.04•	0.86	0.90	—	—	—	—	—	12.78	7.58	2.44	0.42	0.42	0.71	1,467	11
05-31-17	10.81	0.19•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(4) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
11-30-17	11.91	0.06•	0.86	0.92	—	—	—	—	—	12.83	7.72	2.15	0.17	0.17	0.99	78	11
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(4) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Class R6
11-30-17	11.90	0.06•	0.87	0.93	—	—	—	—	—	12.83	7.82	2.10	0.12	0.12	1.04	4,081	11
05-31-17	10.82	0.23•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(4) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund
Class A
11-30-17	11.98	0.03•	0.97	1.00	—	—	—	—	—	12.98	8.35	2.74	0.42	0.42	0.52	1,135	22
05-31-17	10.69	0.17	1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(4) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
11-30-17	12.01	0.05•	0.98	1.03	—	—	—	—	—	13.04	8.58	2.49	0.17	0.17	0.80	654	22
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(4) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Class R6
11-30-17	12.00	0.05•	0.97	1.02	—	—	—	—	—	13.02	8.50	2.44	0.12	0.12	0.83	3,015	22
05-31-17	10.70	0.26•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(4) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
11-30-17	12.12	0.03•	1.05	1.08	—	—	—	—	—	13.20	8.91	3.53	0.41	0.41	0.40	1,290	17
05-31-17	10.76	0.16	1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(4) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
11-30-17	12.15	0.04•	1.06	1.10	—	—	—	—	—	13.25	9.05	3.27	0.16	0.16	0.66	86	17
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(4) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Class R6
11-30-17	12.14	0.05•	1.05	1.10	—	—	—	—	—	13.24	9.06	3.19	0.11	0.11	0.72	1,362	17
05-31-17	10.78	0.19	1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(4) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund
Class A
11-30-17	12.24	0.02•	1.12	1.14	—	—	—	—	—	13.38	9.31	3.35	0.41	0.41	0.24	1,075	14
05-31-17	10.86	0.15	1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
11-30-17	12.28	0.03•	1.12	1.15	—	—	—	—	—	13.43	9.36	3.05	0.16	0.16	0.50	83	14
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Class R6
11-30-17	12.27	0.03•	1.13	1.16	—	—	—	—	—	13.43	9.45	2.97	0.11	0.11	0.54	2,199	14
05-31-17	10.88	0.19•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(4) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
11-30-17	12.25	0.01	1.15	1.16	—	—	—	—	—	13.41	9.47	4.37	0.41	0.41	0.16	887	18
05-31-17	10.85	0.15	1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(4) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
11-30-17	12.27	0.03•	1.15	1.18	—	—	—	—	—	13.45	9.62	4.05	0.16	0.16	0.42	93	18
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
11-30-17	12.27	0.03•	1.15	1.18	—	—	—	—	—	13.45	9.62	4.00	0.11	0.11	0.46	1,207	18
05-31-17	10.87	0.18	1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(4) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund
Class A
11-30-17	12.30	0.01	1.15	1.16	—	—	—	—	—	13.46	9.43	4.21	0.41	0.41	0.17	901	12
05-31-17	10.86	0.15	1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
11-30-17	12.33	0.03•	1.15	1.18	—	—	—	—	—	13.51	9.57	3.89	0.16	0.16	0.43	83	12
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
11-30-17	12.32	0.03•	1.16	1.19	—	—	—	—	—	13.51	9.66	3.85	0.11	0.11	0.47	1,392	12
05-31-17	10.87	0.16•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(4) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
11-30-17	11.62	0.01	1.09	1.10	—	—	—	—	—	12.72	9.47	4.77	0.41	0.41	0.17	801	20
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
11-30-17	11.64	0.02•	1.09	1.11	—	—	—	—	—	12.75	9.54	4.55	0.16	0.16	0.38	119	20
05-31-17	10.25	0.17	1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R6
11-30-17	11.64	0.03•	1.09	1.12	—	—	—	—	—	12.76	9.62	4.47	0.11	0.11	0.48	723	20
05-31-17	10.25	0.15	1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(4) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of underlying funds.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust.
Each Fund offers the following classes of shares: Class A, Class I and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2017, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
In-Retirement	$1,405,004	$467,516
Retirement 2020	2,510,408	817,551
Retirement 2025	3,536,049	935,865
Retirement 2030	1,403,820	576,201
Retirement 2035	1,878,996	913,578
Retirement 2040	1,034,620	384,740
Retirement 2045	1,102,177	410,071
Retirement 2050	700,971	334,195
Retirement 2055	651,491	254,921
Retirement 2060	395,012	322,813
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Funds have a plan (the “Plan”), whereby the Distributor is compensated by each Fund for expenses incurred in the distribution and/or shareholder servicing of each Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of each Fund pays the Distributor Distribution and/or Service Fees based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2017, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
In-Retirement	$49
Retirement 2020	110
Retirement 2025	118
Retirement 2030	185
Retirement 2035	183
Retirement 2040	193
Retirement 2045	101
Retirement 2050	296
Retirement 2055	777
Retirement 2060	39
For the period ended November 30, 2017, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	In-Retirement	33.06%
	Retirement 2025	19.39
	Retirement 2030	23.52
	Retirement 2035	28.06
	Retirement 2040	49.93
	Retirement 2045	40.97
	Retirement 2050	62.99
	Retirement 2055	58.02
	Retirement 2060	82.72

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Retirement Insurance and Annuity Company	In-Retirement	50.48
	Retirement 2020	57.97
	Retirement 2025	49.40
	Retirement 2030	58.46
	Retirement 2035	40.32
	Retirement 2040	22.11
	Retirement 2045	44.52
	Retirement 2050	22.97
	Retirement 2055	31.10
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2017, the below Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
In-Retirement	Audit	$15,280
Retirement 2020	Audit	19,756
Retirement 2025	Audit	21,516
Retirement 2030	Audit	21,094
Fund	Accrued Expenses	Amount
Retirement 2035	Audit	14,576
Retirement 2040	Audit	10,855
Retirement 2045	Audit	12,814
Retirement 2050	Audit	11,224
	Miscellaneous	2,061
Retirement 2055	Audit	11,966
	Miscellaneous	1,924
Retirement 2060	Audit	10,771
	Miscellaneous	2,042
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class A	Class I	Class R6
In-Retirement	0.95%	0.70%	0.65%
Retirement 2020	0.95%	0.70%	0.65%
Retirement 2025	0.95%	0.70%	0.65%
Retirement 2030	0.95%	0.70%	0.65%
Retirement 2035	0.95%	0.70%	0.65%
Retirement 2040	0.95%	0.70%	0.65%
Retirement 2045	0.95%	0.70%	0.65%
Retirement 2050	0.95%	0.70%	0.65%
Retirement 2055	0.95%	0.70%	0.65%
Retirement 2060	0.95%	0.70%	0.65%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION
AGREEMENT (continued)

	November 30,
	2018	2019	2020	Total
In-Retirement	$43,551	$80,765	$84,137	$208,453
Retirement 2020	132,582	45,134	83,145	260,861
Retirement 2025	44,121	89,479	91,631	225,231
Retirement 2030	44,399	91,579	95,570	231,548
Retirement 2035	44,681	82,067	91,023	217,771
Retirement 2040	44,681	82,091	71,892	198,664
Retirement 2045	44,791	83,032	77,705	205,528
Retirement 2050	44,947	81,297	71,448	197,692
Retirement 2055	44,944	80,556	74,157	199,657
Retirement 2060	—	110,141	69,843	179,984
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2017, are as follows:
	November 30,
	2018	2019	2020	Total
In-Retirement
Class I	$—	$26	$17	$43
Class R6	—	21	102	123
Retirement 2020
Class A	—	206	483	689
Class R6	—	121	47	168
Retirement 2025
Class A	—	30	215	245
Class I	—	9	17	26
Class R6	—	8	—	8
Retirement 2030
Class A	—	15	390	405
Class I	—	10	9	19
Class R6	—	9	78	87
Retirement 2035
Class I	—	2	—	2
Class R6	—	31	—	31
Retirement 2040
Class A	—	—	518	518
Class I	—	10	28	38
Class R6	—	27	80	107
Retirement 2045
Class A	—	—	623	623
Class I	—	—	35	35
Class R6	—	28	—	28
	November 30,
	2018	2019	2020	Total
Retirement 2050
Class A	—	45	524	569
Class I	—	—	5	5
Class R6	—	25	—	25
Retirement 2055
Class A	—	17	427	444
Class I	—	—	3	3
Class R6	—	19	78	97
Retirement 2060
Class I	—	32	39	71
Class R6	—	48	93	141
The Expense Limitation Agreement is contractual through October 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the period ended November 30, 2017.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2017	18,394	—	—	(1,699)	16,695	204,355	—	—	(19,068)	185,287
5/31/2017	23,831	—	1,501	(18)	25,314	251,632	—	15,731	(191)	267,172

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement (continued)
Class I
11/30/2017	—	—	—	—	—	—	—	—	—	—
5/31/2017	—	—	116	—	116	—	—	1,214	—	1,214
Class R6
11/30/2017	75,563	—	—	(11,350)	64,213	853,950	—	—	(126,390)	727,560
5/31/2017	147,075	—	2,817	(47,264)	102,628	1,565,920	—	29,552	(507,695)	1,087,777
Retirement 2020
Class A
11/30/2017	108,147	—	—	(479)	107,668	1,280,894	—	—	(5,709)	1,275,185
5/31/2017	12,059	—	99	(2,347)	9,811	133,479	—	1,080	(26,012)	108,547
Class I
11/30/2017	589	—	—	—	589	7,000	—	—	—	7,000
5/31/2017	972	—	893	—	1,865	11,140	—	9,783	—	20,923
Class R6
11/30/2017	43,723	—	—	(12,341)	31,382	525,044	—	—	(146,891)	378,153
5/31/2017	327,448	—	3,736	(110,156)	221,028	3,611,746	—	40,905	(1,232,816)	2,419,835
Retirement 2025
Class A
11/30/2017	94,414	—	—	(3,854)	90,560	1,136,875	—	—	(46,563)	1,090,312
5/31/2017	22,989	—	949	(1,837)	22,101	260,843	—	10,451	(20,500)	250,794
Class I
11/30/2017	1,180	—	—	(4)	1,176	14,605	—	—	(46)	14,559
5/31/2017	—	—	111	—	111	—	—	1,218	—	1,218
Class R6
11/30/2017	123,146	—	—	(4,449)	118,697	1,518,340	—	—	(53,496)	1,464,844
5/31/2017	248,615	—	4,329	(55,767)	197,177	2,780,495	—	47,660	(617,346)	2,210,809
Retirement 2030
Class A
11/30/2017	46,745	—	—	(417)	46,328	568,941	—	—	(5,264)	563,677
5/31/2017	19,367	—	1,366	(249)	20,484	216,993	—	15,097	(2,873)	229,217
Class I
11/30/2017	—	—	—	—	—	—	—	—	—	—
5/31/2017	—	—	140	—	140	—	—	1,549	—	1,549
Class R6
11/30/2017	26,486	—	—	(6,697)	19,789	320,963	—	—	(81,117)	239,846
5/31/2017	290,753	—	5,872	(45,694)	250,931	3,255,745	—	64,948	(516,035)	2,804,658
Retirement 2035
Class A
11/30/2017	29,780	—	—	(261)	29,519	367,161	—	—	(3,252)	363,909
5/31/2017	8,618	—	842	(511)	8,949	96,891	—	9,315	(5,922)	100,284
Class I
11/30/2017	12,097	—	—	—	12,097	150,000	—	—	—	150,000
5/31/2017	31,485	—	648	—	32,133	350,000	—	7,184	—	357,184
Class R6
11/30/2017	71,324	—	—	(35,969)	35,355	883,313	—	—	(450,040)	433,273
5/31/2017	185,467	—	3,231	(40,439)	148,259	2,086,825	—	35,734	(454,959)	1,667,600
Retirement 2040
Class A
11/30/2017	29,200	—	—	(996)	28,204	370,672	—	—	(12,955)	357,717
5/31/2017	21,357	—	962	(1,234)	21,085	249,802	—	10,724	(13,900)	246,626

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2040 (continued)
Class I
11/30/2017	295	—	—	—*	295	3,740	—	—	(3)	3,737
5/31/2017	—	—	120	—	120	57	—	1,336	—	1,393
Class R6
11/30/2017	32,811	—	—	(10,020)	22,791	406,676	—	—	(125,062)	281,614
5/31/2017	31,589	—	1,217	(363)	32,443	361,701	—	13,588	(4,207)	371,082
Retirement 2045
Class A
11/30/2017	18,668	—	—	(1,537)	17,131	235,940	—	—	(19,373)	216,567
5/31/2017	11,287	—	1,010	(1,464)	10,833	130,699	—	11,361	(16,993)	125,067
Class I
11/30/2017	—	—	—	—	—	—	—	—	—	—
5/31/2017	—	—	121	—	121	—	—	1,359	—	1,359
Class R6
11/30/2017	40,724	—	—	(4,023)	36,701	519,674	—	—	(50,966)	468,708
5/31/2017	81,368	—	1,820	(3,418)	79,770	934,980	—	20,486	(40,368)	915,098
Retirement 2050
Class A
11/30/2017	11,453	—	—	(722)	10,731	146,249	—	—	(9,141)	137,108
5/31/2017	4,215	—	911	(274)	4,852	47,708	—	10,256	(3,027)	54,937
Class I
11/30/2017	738	—	—	(2)	736	9,692	—	—	(29)	9,663
5/31/2017	—	—	117	—	117	—	—	1,319	—	1,319
Class R6
11/30/2017	25,336	—	—	(8,243)	17,093	323,275	—	—	(106,721)	216,554
5/31/2017	32,115	—	1,125	(7,892)	25,348	374,211	—	12,665	(92,497)	294,379
Retirement 2055
Class A
11/30/2017	14,074	—	—	(530)	13,544	181,131	—	—	(6,744)	174,387
5/31/2017	3,550	—	785	(63)	4,272	40,501	—	8,855	(736)	48,620
Class I
11/30/2017	—	—	—	—	—	—	—	—	—	—
5/31/2017	—	—	106	—	106	—	—	1,201	—	1,201
Class R6
11/30/2017	20,201	—	—	(3,096)	17,105	257,392	—	—	(39,252)	218,140
5/31/2017	40,250	—	976	(2,475)	38,751	465,289	—	11,016	(28,975)	447,330
Retirement 2060
Class A
11/30/2017	9,664	—	—	(170)	9,494	114,345	—	—	(2,043)	112,302
5/31/2017	3,040	—	692	(483)	3,249	33,548	—	7,380	(5,316)	35,612
Class I
11/30/2017	4,265	—	—	(5)	4,260	53,492	—	—	(66)	53,426
5/31/2017	—	—	79	(1)	78	—	—	839	(12)	827
Class R6
11/30/2017	6,059	—	—	(13,645)	(7,586)	72,501	—	—	(169,278)	(96,777)
5/31/2017	13,425	—	978	(175)	14,228	146,276	—	10,432	(1,973)	154,735

*
Share amount is less than 0.500.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2017. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2017 was as follows:
	Ordinary Income	Long-term Capital Gains
In-Retirement	$45,524	$973
Retirement 2020	50,894	874
Retirement 2025	59,161	168
Retirement 2030	80,572	1,022
Retirement 2035	52,233	—
Retirement 2040	25,648	—
Retirement 2045	32,040	1,166
Retirement 2050	23,682	558
Retirement 2055	20,715	357
Retirement 2060	18,570	81
The tax-basis components of distributable earnings as of May 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
In-Retirement	$44,473	$28,165	$58,330
Retirement 2020	72,203	28,123	100,081
Retirement 2025	61,988	38,110	150,145
Retirement 2030	48,273	48,669	236,022
Retirement 2035	53,122	56,572	195,479
Retirement 2040	11,131	46,878	138,687
Retirement 2045	26,501	42,093	179,673
Retirement 2050	7,117	45,385	141,989
Retirement 2055	8,237	46,546	153,568
Retirement 2060	5,837	32,748	146,420
At May 31, 2017, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2017, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2017, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.2159	$0.1316	$0.1373	January 2, 2018	December 28, 2017
Class I	$0.2367	$0.1316	$0.1373	January 2, 2018	December 28, 2017
Class R6	$0.2421	$0.1316	$0.1373	January 2, 2018	December 28, 2017
Retirement 2020
Class A	$0.2448	$0.2589	$0.1078	January 2, 2018	December 28, 2017
Class I	$0.2564	$0.2589	$0.1078	January 2, 2018	December 28, 2017
Class R6	$0.2577	$0.2589	$0.1078	January 2, 2018	December 28, 2017

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Retirement 2025
Class A	$0.2509	$0.1920	$0.1425	January 2, 2018	December 28, 2017
Class I	$0.2675	$0.1920	$0.1425	January 2, 2018	December 28, 2017
Class R6	$0.2728	$0.1920	$0.1425	January 2, 2018	December 28, 2017
Retirement 2030
Class A	$0.2675	$0.1111	$0.2315	January 2, 2018	December 28, 2017
Class I	$0.2876	$0.1111	$0.2315	January 2, 2018	December 28, 2017
Class R6	$0.2939	$0.1111	$0.2315	January 2, 2018	December 28, 2017
Retirement 2035
Class A	$0.2517	$0.2492	$0.2601	January 2, 2018	December 28, 2017
Class I	$0.2728	$0.2492	$0.2601	January 2, 2018	December 28, 2017
Class R6	$0.2756	$0.2492	$0.2601	January 2, 2018	December 28, 2017
Retirement 2040
Class A	$0.2413	$0.0529	$0.4284	January 2, 2018	December 28, 2017
Class I	$0.2621	$0.0529	$0.4284	January 2, 2018	December 28, 2017
Class R6	$0.2658	$0.0529	$0.4284	January 2, 2018	December 28, 2017
Retirement 2045
Class A	$0.2237	$0.1439	$0.3354	January 2, 2018	December 28, 2017
Class I	$0.2515	$0.1439	$0.3354	January 2, 2018	December 28, 2017
Class R6	$0.2594	$0.1439	$0.3354	January 2, 2018	December 28, 2017
Retirement 2050
Class A	$0.2271	$0.0425	$0.5103	January 2, 2018	December 28, 2017
Class I	$0.2538	$0.0425	$0.5103	January 2, 2018	December 28, 2017
Class R6	$0.2595	$0.0425	$0.5103	January 2, 2018	December 28, 2017
Retirement 2055
Class A	$0.2231	$0.0461	$0.4671	January 2, 2018	December 28, 2017
Class I	$0.2486	$0.0461	$0.4671	January 2, 2018	December 28, 2017
Class R6	$0.2550	$0.0461	$0.4671	January 2, 2018	December 28, 2017
Retirement 2060
Class A	$0.2179	$0.0440	$0.4569	January 2, 2018	December 28, 2017
Class I	$0.2471	$0.0440	$0.4569	January 2, 2018	December 28, 2017
Class R6	$0.2507	$0.0440	$0.4569	January 2, 2018	December 28, 2017
Contractual fee changes: On January 11, 2018, the Board approved, subject to shareholder approval, a new Management Agreement (the “New Management Agreement”) under which the Investment Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, fund accounting, auditing and ordinary legal services in return for a single management fee equal to 0.40% of each Fund’s daily average net assets. Pursuant to the New Management Agreement, the Fund is responsible for fees paid to intermediaries that maintain omnibus accounts and/or provide shareholder or participant record keeping services on behalf of their clients as well as interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. If shareholders approve the New Management Agreement, it is expected to be effective on or about June 1, 2018. In connection with the New Management Agreement and contingent upon shareholder approval of the New Management Agreement, the Investment Adviser has agreed to lower the expense limits of each Fund to 0.89%, 0.64%, and 0.49% for Class A, Class I, and Class R6, respectively. The limitation would not extend to interest, taxes, investment-related costs, leverage expenses, or extraordinary expenses.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.3%
2,266	iShares MSCI Emerging Markets Index Fund	$104,463	2.9
694	iShares MSCI EMU Index Fund	30,342	0.8
254	iShares Russell 1000 Value Index Fund	31,250	0.9
4,488	Schwab U.S. TIPs ETF	248,006	6.8
1,828	WisdomTree Japan Hedged Equity Fund	107,139	2.9
	Total Exchange-Traded Funds (Cost $501,236)	521,200	14.3
MUTUAL FUNDS: 85.7%
	Affiliated Investment Companies: 68.3%
8,384	Voya Corporate Leaders® 100 Fund - Class R6	186,703	5.1
18,506	Voya Floating Rate Fund - Class I	182,100	5.0
10,996	Voya Global Bond Fund - Class R6	110,069	3.0
1,865	Voya Global Real Estate Fund - Class R6	37,290	1.0
8,978	Voya High Yield Bond Fund - Class R6	72,632	2.0
88,151	Voya Intermediate Bond Fund - Class R6	889,445	24.4
8,238	Voya Large Cap Value Fund - Class R6	117,966	3.2
4,797	Voya Large-Cap Growth Fund - Class R6	204,538	5.6
1,953 (1)	Voya MidCap Opportunities Fund - Class R6	56,554	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
16,660	Voya Multi-Manager International Factors Fund - Class I	$184,931	5.1
4,417	Voya Multi-Manager Mid Cap Value Fund - Class I	56,138	1.5
1,849	Voya Real Estate Fund - Class R6	37,160	1.0
36,917	Voya Short Term Bond Fund - Class R6	362,160	9.9
		2,497,686	68.3
	Unaffiliated Investment Companies: 17.4%
10,294 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	51,678	1.4
38,977	TIAA-CREF Bond Index Fund - Class I	420,953	11.6
241	TIAA-CREF International Equity Index Fund - Class I	4,929	0.1
5,265	TIAA-CREF S&P 500 Index Fund - Class I	157,568	4.3
		635,128	17.4
	Total Mutual Funds (Cost $3,038,394)	3,132,814	85.7
	Total Investments in Securities (Cost $3,539,630)	$3,654,014	100.0
	Liabilities in Excess of Other Assets	(1,336)	—
	Net Assets	$3,652,678	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$521,200	$—	$—	$521,200
Mutual Funds	3,132,814	—	—	3,132,814
Total Investments, at fair value	$3,654,014	$—	$—	$3,654,014

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$130,298	$52,753	$(9,980)	$13,632	$186,703	$—	$1,711	$—
Voya Floating Rate Fund - Class I	131,036	58,961	(6,768)	(1,129)	182,100	2,901	141	—
Voya Global Bond Fund - Class R6	80,264	33,277	(4,557)	1,085	110,069	1,625	111	—
Voya Global Real Estate Fund - Class R6	26,163	11,529	(1,425)	1,023	37,290	448	(43)	—
Voya High Yield Bond Fund - Class R6	52,841	23,291	(2,520)	(980)	72,632	1,619	243	—
Voya Intermediate Bond Fund - Class R6	645,145	281,837	(33,920)	(3,617)	889,445	11,350	(70)	—
Voya Large Cap Value Fund - Class R6	78,450	42,976	(7,455)	3,995	117,966	768	1,158	—
Voya Large-Cap Growth Fund - Class R6	94,013	110,862	(13,740)	13,403	204,538	—	2,373	—
Voya MidCap Opportunities Fund - Class R6	39,792	15,826	(2,803)	3,739	56,554	—	292	—
Voya Multi-Manager International Factors Fund - Class I	134,184	94,955	(46,689)	2,481	184,931	—	9,823	—
Voya Multi-Manager Mid Cap Value Fund - Class I	38,242	15,826	(2,573)	4,643	56,138	—	329	—
Voya Real Estate Fund - Class R6	25,688	11,809	(1,423)	1,086	37,160	394	(42)	—
Voya Short Term Bond Fund - Class R6	261,267	116,312	(13,832)	(1,587)	362,160	2,673	(16)	—
	$1,737,383	$870,214	$(147,685)	$37,774	$2,497,686	$21,778	$16,010	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,545,935.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$121,461
Gross Unrealized Depreciation	(13,382)
Net Unrealized Appreciation	$108,079

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.3%
3,807	iShares MSCI Emerging Markets Index Fund	$175,503	3.3
1,111	iShares MSCI EMU Index Fund	48,573	0.9
855	iShares Russell 1000 Value Index Fund	105,191	2.0
588	iShares Russell 2000 Value Index Fund	75,135	1.4
4,546	Schwab U.S. TIPs ETF	251,211	4.8
2,611	WisdomTree Japan Hedged Equity Fund	153,031	2.9
	Total Exchange-Traded Funds (Cost $761,852)	808,644	15.3
MUTUAL FUNDS: 84.6%
	Affiliated Investment Companies: 68.5%
13,300	Voya Corporate Leaders® 100 Fund - Class R6	296,192	5.6
26,651	Voya Floating Rate Fund - Class I	262,247	5.0
15,853	Voya Global Bond Fund - Class R6	158,690	3.0
2,693	Voya Global Real Estate Fund - Class R6	53,826	1.0
12,925	Voya High Yield Bond Fund - Class R6	104,561	2.0
103,650	Voya Intermediate Bond Fund - Class R6	1,045,823	19.8
15,195	Voya Large Cap Value Fund - Class R6	217,591	4.1
8,183	Voya Large-Cap Growth Fund - Class R6	348,919	6.6
2,822 (1)	Voya MidCap Opportunities Fund - Class R6	81,719	1.5
11,353	Voya Multi-Manager International Equity Fund - Class I	141,461	2.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
28,377	Voya Multi-Manager International Factors Fund - Class I	$314,988	6.0
6,374	Voya Multi-Manager Mid Cap Value Fund - Class I	81,013	1.5
2,668	Voya Real Estate Fund - Class R6	53,631	1.0
38,533	Voya Short Term Bond Fund - Class R6	378,009	7.1
1,236 (1)	Voya SmallCap Opportunities Fund - Class R6	86,615	1.6
		3,625,285	68.5
	Unaffiliated Investment Companies: 16.1%
14,414 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	72,359	1.4
33,381	TIAA-CREF Bond Index Fund - Class I	360,520	6.8
1,528	TIAA-CREF International Equity Index Fund - Class I	31,290	0.6
12,890	TIAA-CREF S&P 500 Index Fund - Class I	385,795	7.3
		849,964	16.1
	Total Mutual Funds (Cost $4,292,925)	4,475,249	84.6
	Total Investments in Securities (Cost $5,054,777)	$5,283,893	99.9
	Assets in Excess of Other Liabilities	5,121	0.1
	Net Assets	$5,289,014	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$808,644	$—	$—	$808,644
Mutual Funds	4,475,249	—	—	4,475,249
Total Investments, at fair value	$5,283,893	$—	$—	$5,283,893

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$185,056	$99,407	$(11,178)	$22,907	$296,192	$—	$1,717	$—
Voya Floating Rate Fund - Class I	169,223	101,995	(7,765)	(1,206)	262,247	4,071	(28)	—
Voya Global Bond Fund - Class R6	103,671	58,342	(4,422)	1,099	158,690	2,305	221	—
Voya Global Real Estate Fund - Class R6	33,784	20,140	(1,639)	1,541	53,826	638	(91)	—
Voya High Yield Bond Fund - Class R6	68,242	40,504	(3,040)	(1,145)	104,561	2,285	55	—
Voya Intermediate Bond Fund - Class R6	679,678	402,458	(31,383)	(4,930)	1,045,823	13,097	(439)	—
Voya Large Cap Value Fund - Class R6	136,259	109,967	(35,697)	7,062	217,591	1,510	3,443	—
Voya Large-Cap Growth Fund - Class R6	156,050	187,414	(19,310)	24,765	348,919	—	3,568	—
Voya MidCap Opportunities Fund - Class R6	51,198	27,111	(2,637)	6,047	81,719	—	247	—
Voya Multi-Manager International Equity Fund - Class I	88,719	126,518	(69,575)	(4,201)	141,461	—	12,937	—
Voya Multi-Manager International Factors Fund - Class I	207,765	108,444	(18,410)	17,189	314,988	—	3,411	—
Voya Multi-Manager Mid Cap Value Fund - Class I	49,083	27,111	(2,331)	7,150	81,013	—	331	—
Voya Real Estate Fund - Class R6	33,175	20,503	(1,732)	1,685	53,631	566	(184)	—
Voya Short Term Bond Fund - Class R6	244,580	146,468	(11,264)	(1,775)	378,009	2,741	(46)	—
Voya SmallCap Opportunities Fund - Class R6	50,433	54,222	(23,193)	5,153	86,615	—	2,016	—
	$2,256,916	$1,530,604	$(243,576)	$81,341	$3,625,285	$27,213	$27,158	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $5,069,179.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$242,421
Gross Unrealized Depreciation	(27,707)
Net Unrealized Appreciation	$214,714

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.2%
456	iShares Barclays 20+ Year Treasury Bond Fund	$57,055	0.9
4,130	iShares MSCI Emerging Markets Index Fund	190,393	2.9
1,300	iShares MSCI EMU Index Fund	56,836	0.9
1,763	iShares Russell 1000 Value Index Fund	216,902	3.2
767	iShares Russell 2000 Value Index Fund	98,007	1.5
3,351	WisdomTree Japan Hedged Equity Fund	196,402	2.8
	Total Exchange-Traded Funds (Cost $752,862)	815,595	12.2
MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 71.2%
21,286	Voya Corporate Leaders® 100 Fund - Class R6	474,029	7.1
33,536	Voya Floating Rate Fund - Class I	329,997	4.9
19,936	Voya Global Bond Fund - Class R6	199,563	3.0
3,384	Voya Global Real Estate Fund - Class R6	67,645	1.0
16,266	Voya High Yield Bond Fund - Class R6	131,596	2.0
123,895	Voya Intermediate Bond Fund - Class R6	1,250,105	18.8
19,101	Voya Large Cap Value Fund - Class R6	273,524	4.1
12,262	Voya Large-Cap Growth Fund - Class R6	522,865	7.9
5,316 (1)	Voya MidCap Opportunities Fund - Class R6	153,961	2.3
9,976	Voya Multi-Manager Emerging Markets Equity Fund - Class I	131,481	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
21,828	Voya Multi-Manager International Equity Fund - Class I	$271,972	4.1
35,702	Voya Multi-Manager International Factors Fund - Class I	396,291	5.9
12,018	Voya Multi-Manager Mid Cap Value Fund - Class I	152,749	2.3
3,354	Voya Real Estate Fund - Class R6	67,407	1.0
21,742	Voya Short Term Bond Fund - Class R6	213,285	3.2
1,502 (1)	Voya SmallCap Opportunities Fund - Class R6	105,250	1.6
		4,741,720	71.2
	Unaffiliated Investment Companies: 16.6%
18,848 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	94,617	1.4
23,559	TIAA-CREF Bond Index Fund - Class I	254,438	3.8
6,721	TIAA-CREF International Equity Index Fund - Class I	137,644	2.1
20,746	TIAA-CREF S&P 500 Index Fund - Class I	620,924	9.3
		1,107,623	16.6
	Total Mutual Funds (Cost $5,571,346)	5,849,343	87.8
	Total Investments in Securities (Cost $6,324,208)	$6,664,938	100.0
	Assets in Excess of Other Liabilities	3,267	0.0
	Net Assets	$6,668,205	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$815,595	$—	$—	$815,595
Mutual Funds	5,849,343	—	—	5,849,343
Total Investments, at fair value	$6,664,938	$—	$—	$6,664,938

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$261,470	$185,673	$(8,825)	$35,711	$474,029	$—	$1,238	$—
Voya Floating Rate Fund - Class I	187,541	148,530	(4,457)	(1,617)	329,997	4,769	106	—
Voya Global Bond Fund - Class R6	114,786	86,093	(2,646)	1,330	199,563	2,768	92	—
Voya Global Real Estate Fund - Class R6	37,483	29,388	(936)	1,710	67,645	726	(24)	—
Voya High Yield Bond Fund - Class R6	75,601	59,111	(1,656)	(1,460)	131,596	2,677	170	—
Voya Intermediate Bond Fund - Class R6	715,703	558,132	(16,949)	(6,781)	1,250,105	14,598	392	—
Voya Large Cap Value Fund - Class R6	165,947	194,164	(89,949)	3,362	273,524	1,728	9,388	—
Voya Large-Cap Growth Fund - Class R6	221,075	281,521	(17,247)	37,516	522,865	—	2,676	—
Voya MidCap Opportunities Fund - Class R6	85,250	59,681	(2,027)	11,057	153,961	—	163	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,649	53,049	(10,149)	11,932	131,481	—	1,519	—
Voya Multi-Manager International Equity Fund - Class I	167,387	212,198	(105,175)	(2,438)	271,972	—	18,863	—
Voya Multi-Manager International Factors Fund - Class I	230,179	159,148	(13,986)	20,950	396,291	—	3,182	—
Voya Multi-Manager Mid Cap Value Fund - Class I	81,875	59,764	(1,873)	12,983	152,749	—	180	—
Voya Real Estate Fund - Class R6	36,838	29,761	(930)	1,738	67,407	646	(17)	—
Voya Short Term Bond Fund - Class R6	121,554	95,685	(2,979)	(975)	213,285	1,438	(12)	—
Voya SmallCap Opportunities Fund - Class R6	59,926	79,574	(38,574)	4,324	105,250	—	4,090	—
	$2,639,264	$2,291,472	$(318,358)	$129,342	$4,741,720	$29,350	$42,006	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $6,328,743.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$352,444
Gross Unrealized Depreciation	(16,249)
Net Unrealized Appreciation	$336,195

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.4%
440	iShares Barclays 20+ Year Treasury Bond Fund	$55,053	1.0
3,584	iShares MSCI Emerging Markets Index Fund	165,222	2.9
1,256	iShares MSCI EMU Index Fund	54,912	1.0
2,983	iShares Russell 1000 Value Index Fund	366,999	6.5
887	iShares Russell 2000 Value Index Fund	113,341	2.0
2,851	WisdomTree Japan Hedged Equity Fund	167,097	3.0
	Total Exchange-Traded Funds (Cost $824,240)	922,624	16.4
MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 65.4%
17,902	Voya Corporate Leaders® 100 Fund - Class R6	398,683	7.1
28,153	Voya Floating Rate Fund - Class I	277,027	4.9
4,274	Voya Global Real Estate Fund - Class R6	85,429	1.5
13,650	Voya High Yield Bond Fund - Class R6	110,425	2.0
82,156	Voya Intermediate Bond Fund - Class R6	828,953	14.7
8,109	Voya Large Cap Value Fund - Class R6	116,126	2.1
11,987	Voya Large-Cap Growth Fund - Class R6	511,124	9.1
4,979 (1)	Voya MidCap Opportunities Fund - Class R6	144,191	2.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
12,692	Voya Multi-Manager Emerging Markets Equity Fund - Class I	$167,275	3.0
24,707	Voya Multi-Manager International Equity Fund - Class I	307,844	5.5
35,012	Voya Multi-Manager International Factors Fund - Class I	388,629	6.9
11,238	Voya Multi-Manager Mid Cap Value Fund - Class I	142,834	2.5
4,234	Voya Real Estate Fund - Class R6	85,113	1.5
1,639 (1)	Voya SmallCap Opportunities Fund - Class R6	114,892	2.0
		3,678,545	65.4
	Unaffiliated Investment Companies: 18.1%
16,300 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	81,827	1.5
6,840	TIAA-CREF International Equity Index Fund - Class I	140,080	2.5
26,627	TIAA-CREF S&P 500 Index Fund - Class I	796,957	14.1
		1,018,864	18.1
	Total Mutual Funds (Cost $4,262,634)	4,697,409	83.5
	Total Investments in Securities (Cost $5,086,874)	$5,620,033	99.9
	Assets in Excess of Other Liabilities	6,438	0.1
	Net Assets	$5,626,471	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$922,624	$—	$—	$922,624
Mutual Funds	4,697,409	—	—	4,697,409
Total Investments, at fair value	$5,620,033	$—	$—	$5,620,033

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$306,619	$61,762	$(5,929)	$36,231	$398,683	$—	$741	$—
Voya Floating Rate Fund - Class I	220,282	62,790	(4,261)	(1,784)	277,027	4,984	101	—
Voya Global Real Estate Fund - Class R6	65,982	18,100	(1,326)	2,673	85,429	1,164	(18)	—
Voya High Yield Bond Fund - Class R6	88,824	24,636	(1,590)	(1,445)	110,425	2,794	155	—
Voya Intermediate Bond Fund - Class R6	663,956	186,728	(17,651)	(4,080)	828,953	12,055	373	—
Voya Large Cap Value Fund - Class R6	91,304	76,030	(56,217)	5,009	116,126	956	1,160	—
Voya Large-Cap Growth Fund - Class R6	316,114	168,638	(17,296)	43,668	511,124	—	2,639	—
Voya MidCap Opportunities Fund - Class R6	111,258	23,261	(2,025)	11,697	144,191	—	155	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	136,497	52,939	(36,214)	14,053	167,275	—	10,629	—
Voya Multi-Manager International Equity Fund - Class I	250,389	48,528	(11,466)	20,393	307,844	—	2,051	—
Voya Multi-Manager International Factors Fund - Class I	315,925	70,586	(23,446)	25,564	388,629	—	4,248	—
Voya Multi-Manager Mid Cap Value Fund - Class I	106,782	23,850	(1,981)	14,183	142,834	—	200	—
Voya Real Estate Fund - Class R6	64,794	18,811	(1,354)	2,862	85,113	1,024	(46)	—
Voya SmallCap Opportunities Fund - Class R6	87,415	35,292	(16,398)	8,583	114,892	—	2,334	—
	$2,826,141	$871,951	$(197,154)	$177,607	$3,678,545	$22,977	$24,722	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $5,090,518.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$540,162
Gross Unrealized Depreciation	(10,647)
Net Unrealized Appreciation	$529,515

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.9%
3,057	iShares MSCI Emerging Markets Index Fund	$140,928	2.9
1,072	iShares MSCI EMU Index Fund	46,868	1.0
2,937	iShares Russell 1000 Value Index Fund	361,339	7.5
756	iShares Russell 2000 Value Index Fund	96,602	2.0
1,413	iShares Russell Midcap Growth Index Fund	169,885	3.5
2,432	WisdomTree Japan Hedged Equity Fund	142,539	3.0
	Total Exchange-Traded Funds (Cost $853,655)	958,161	19.9
MUTUAL FUNDS: 80.0%
	Affiliated Investment Companies: 59.9%
15,272	Voya Corporate Leaders® 100 Fund - Class R6	340,103	7.1
24,024	Voya Floating Rate Fund - Class I	236,397	4.9
3,647	Voya Global Real Estate Fund - Class R6	72,900	1.5
11,646	Voya High Yield Bond Fund - Class R6	94,216	2.0
37,371	Voya Intermediate Bond Fund - Class R6	377,070	7.8
6,934	Voya Large Cap Value Fund - Class R6	99,293	2.1
11,362	Voya Large-Cap Growth Fund - Class R6	484,461	10.1
14,399	Voya Multi-Manager Emerging Markets Equity Fund - Class I	189,783	3.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
24,907	Voya Multi-Manager International Equity Fund - Class I	$310,340	6.5
29,869	Voya Multi-Manager International Factors Fund - Class I	331,550	6.9
13,499	Voya Multi-Manager Mid Cap Value Fund - Class I	171,576	3.6
3,614	Voya Real Estate Fund - Class R6	72,643	1.5
1,397 (1)	Voya SmallCap Opportunities Fund - Class R6	97,903	2.0
		2,878,235	59.9
	Unaffiliated Investment Companies: 20.1%
13,907 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	69,811	1.4
8,155	TIAA-CREF International Equity Index Fund - Class I	167,024	3.5
24,334	TIAA-CREF S&P 500 Index Fund - Class I	728,313	15.2
		965,148	20.1
	Total Mutual Funds (Cost $3,509,595)	3,843,383	80.0
	Total Investments in Securities (Cost $4,363,250)	$4,801,544	99.9
	Assets in Excess of Other Liabilities	3,226	0.1
	Net Assets	$4,804,770	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$958,161	$—	$—	$958,161
Mutual Funds	3,843,383	—	—	3,843,383
Total Investments, at fair value	$4,801,544	$—	$—	$4,801,544

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$241,818	$98,191	$(26,625)	$26,719	$340,103	$—	$3,927	$—
Voya Floating Rate Fund - Class I	173,847	85,737	(21,380)	(1,807)	236,397	4,165	444	—
Voya Global Real Estate Fund - Class R6	52,072	25,140	(6,461)	2,149	72,900	947	86	—
Voya High Yield Bond Fund - Class R6	70,102	33,945	(8,279)	(1,552)	94,216	2,319	451	—
Voya Intermediate Bond Fund - Class R6	279,417	134,308	(34,616)	(2,039)	377,070	5,325	301	—
Voya Large Cap Value Fund - Class R6	70,947	135,291	(110,304)	3,359	99,293	746	1,811	—
Voya Large-Cap Growth Fund - Class R6	285,145	208,418	(45,247)	36,145	484,461	—	6,921	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	96,529	(57,819)	8,093	189,783	—	17,988	—
Voya Multi-Manager International Equity Fund - Class I	233,545	89,634	(29,379)	16,540	310,340	—	5,140	—
Voya Multi-Manager International Factors Fund - Class I	249,156	110,319	(43,871)	15,946	331,550	—	8,500	—
Voya Multi-Manager Mid Cap Value Fund - Class I	120,218	96,529	(59,460)	14,289	171,576	—	2,824	—
Voya Real Estate Fund - Class R6	51,130	25,732	(6,641)	2,422	72,643	837	(95)	—
Voya SmallCap Opportunities Fund - Class R6	68,677	55,160	(31,946)	6,012	97,903	—	2,662	—
	$2,039,054	$1,194,933	$(482,028)	$126,276	$2,878,235	$14,339	$50,960	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,365,847.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$440,705
Gross Unrealized Depreciation	(5,008)
Net Unrealized Appreciation	$435,697

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.5%
1,626	iShares MSCI Emerging Markets Index Fund	$74,959	2.7
570	iShares MSCI EMU Index Fund	24,920	0.9
1,770	iShares Russell 1000 Value Index Fund	217,763	8.0
503	iShares Russell 2000 Value Index Fund	64,273	2.3
859	iShares Russell Midcap Growth Index Fund	103,278	3.8
1,294	WisdomTree Japan Hedged Equity Fund	75,841	2.8
	Total Exchange-Traded Funds (Cost $492,238)	561,034	20.5
MUTUAL FUNDS: 79.4%
	Affiliated Investment Companies: 59.7%
9,309	Voya Corporate Leaders® 100 Fund - Class R6	207,301	7.6
8,202	Voya Floating Rate Fund - Class I	80,708	2.9
2,072	Voya Global Real Estate Fund - Class R6	41,420	1.5
6,629	Voya High Yield Bond Fund - Class R6	53,628	2.0
13,293	Voya Intermediate Bond Fund - Class R6	134,123	4.9
5,017	Voya Large Cap Value Fund - Class R6	71,850	2.6
7,109	Voya Large-Cap Growth Fund - Class R6	303,128	11.2
9,608	Voya Multi-Manager Emerging Markets Equity Fund - Class I	126,636	4.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
16,354	Voya Multi-Manager International Equity Fund - Class I	$203,766	7.4
15,949	Voya Multi-Manager International Factors Fund - Class I	177,030	6.5
9,346	Voya Multi-Manager Mid Cap Value Fund - Class I	118,789	4.3
2,053	Voya Real Estate Fund - Class R6	41,260	1.5
1,058 (1)	Voya SmallCap Opportunities Fund - Class R6	74,175	2.7
		1,633,814	59.7
	Unaffiliated Investment Companies: 19.7%
7,397 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	37,133	1.4
5,475	TIAA-CREF International Equity Index Fund - Class I	112,137	4.1
13,071	TIAA-CREF S&P 500 Index Fund - Class I	391,211	14.2
		540,481	19.7
	Total Mutual Funds (Cost $1,952,897)	2,174,295	79.4
	Total Investments in Securities (Cost $2,445,135)	$2,735,329	99.9
	Assets in Excess of Other Liabilities	2,746	0.1
	Net Assets	$2,738,075	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$561,034	$—	$—	$561,034
Mutual Funds	2,174,295	—	—	2,174,295
Total Investments, at fair value	$2,735,329	$—	$—	$2,735,329

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$139,943	$58,695	$(7,741)	$16,404	$207,301	$—	$1,684	$—
Voya Floating Rate Fund - Class I	56,237	28,697	(3,678)	(548)	80,708	1,374	91	—
Voya Global Real Estate Fund - Class R6	28,113	13,998	(1,873)	1,182	41,420	530	12	—
Voya High Yield Bond Fund - Class R6	37,818	18,897	(2,278)	(809)	53,628	1,261	235	—
Voya Intermediate Bond Fund - Class R6	94,322	46,655	(6,137)	(717)	134,123	1,823	146	—
Voya Large Cap Value Fund - Class R6	40,043	80,571	(51,273)	2,509	71,850	445	831	—
Voya Large-Cap Growth Fund - Class R6	172,971	121,949	(15,134)	23,342	303,128	—	2,756	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	87,492	57,221	(23,892)	5,815	126,636	—	10,347	—
Voya Multi-Manager International Equity Fund - Class I	145,181	57,221	(10,793)	12,157	203,766	—	1,763	—
Voya Multi-Manager International Factors Fund - Class I	126,180	57,221	(16,216)	9,845	177,030	—	2,883	—
Voya Multi-Manager Mid Cap Value Fund - Class I	75,422	61,036	(26,105)	8,436	118,789	—	2,784	—
Voya Real Estate Fund - Class R6	27,627	14,284	(1,919)	1,268	41,260	466	(35)	—
Voya SmallCap Opportunities Fund - Class R6	47,270	38,147	(14,763)	3,521	74,175	—	2,991	—
	$1,078,619	$654,592	$(181,802)	$82,405	$1,633,814	$5,899	$26,488	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,447,784.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$290,232
Gross Unrealized Depreciation	(2,687)
Net Unrealized Appreciation	$287,545

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.8%
2,120	iShares MSCI Emerging Markets Index Fund	$97,732	2.9
743	iShares MSCI EMU Index Fund	32,484	1.0
2,307	iShares Russell 1000 Value Index Fund	283,830	8.5
656	iShares Russell 2000 Value Index Fund	83,824	2.5
1,399	iShares Russell Midcap Growth Index Fund	168,202	5.0
1,686	WisdomTree Japan Hedged Equity Fund	98,816	2.9
	Total Exchange-Traded Funds (Cost $670,758)	764,888	22.8
MUTUAL FUNDS: 77.1%
	Affiliated Investment Companies: 56.6%
12,162	Voya Corporate Leaders® 100 Fund - Class R6	270,854	8.1
5,858	Voya Floating Rate Fund - Class I	57,642	1.7
2,540	Voya Global Real Estate Fund - Class R6	50,778	1.5
13,832	Voya Intermediate Bond Fund - Class R6	139,563	4.2
4,951	Voya Large Cap Value Fund - Class R6	70,893	2.1
8,709	Voya Large-Cap Growth Fund - Class R6	371,341	11.1
12,571	Voya Multi-Manager Emerging Markets Equity Fund - Class I	165,683	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
21,361	Voya Multi-Manager International Equity Fund - Class I	$266,159	7.9
17,859	Voya Multi-Manager International Factors Fund - Class I	198,232	5.9
13,513	Voya Multi-Manager Mid Cap Value Fund - Class I	171,746	5.1
2,517	Voya Real Estate Fund - Class R6	50,591	1.5
1,224 (1)	Voya SmallCap Opportunities Fund - Class R6	85,793	2.6
		1,899,275	56.6
	Unaffiliated Investment Companies: 20.5%
9,641 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	48,397	1.4
8,127	TIAA-CREF International Equity Index Fund - Class I	166,445	5.0
15,842	TIAA-CREF S&P 500 Index Fund - Class I	474,162	14.1
		689,004	20.5
	Total Mutual Funds (Cost $2,297,288)	2,588,279	77.1
	Total Investments in Securities (Cost $2,968,046)	$3,353,167	99.9
	Assets in Excess of Other Liabilities	3,329	0.1
	Net Assets	$3,356,496	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$764,888	$—	$—	$764,888
Mutual Funds	2,588,279	—	—	2,588,279
Total Investments, at fair value	$3,353,167	$—	$—	$3,353,167

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$190,055	$62,277	$(4,347)	$22,869	$270,854	$—	$966	$—
Voya Floating Rate Fund - Class I	41,799	17,317	(1,136)	(338)	57,642	982	25	—
Voya Global Real Estate Fund - Class R6	35,774	14,551	(1,011)	1,464	50,778	652	8	—
Voya Intermediate Bond Fund - Class R6	101,960	41,082	(2,753)	(726)	139,563	1,898	69	—
Voya Large Cap Value Fund - Class R6	50,566	79,149	(61,339)	2,517	70,893	538	1,030	—
Voya Large-Cap Growth Fund - Class R6	220,346	132,002	(11,034)	30,027	371,341	—	2,206	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	123,118	59,837	(26,471)	9,199	165,683	—	11,830	—
Voya Multi-Manager International Equity Fund - Class I	197,439	59,837	(7,844)	16,727	266,159	—	1,253	—
Voya Multi-Manager International Factors Fund - Class I	146,854	52,357	(12,667)	11,688	198,232	—	2,422	—
Voya Multi-Manager Mid Cap Value Fund - Class I	118,328	74,796	(34,516)	13,138	171,746	—	4,013	—
Voya Real Estate Fund - Class R6	35,132	14,917	(1,013)	1,555	50,591	576	(17)	—
Voya SmallCap Opportunities Fund - Class R6	59,370	37,398	(15,983)	5,008	85,793	—	2,769	—
	$1,320,741	$645,520	$(180,114)	$113,128	$1,899,275	$4,646	$26,574	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,970,224.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$382,943
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$382,943

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.3%
1,384	iShares MSCI Emerging Markets Index Fund	$63,802	2.9
485	iShares MSCI EMU Index Fund	21,204	1.0
1,507	iShares Russell 1000 Value Index Fund	185,406	8.4
428	iShares Russell 2000 Value Index Fund	54,690	2.5
1,005	iShares Russell Midcap Growth Index Fund	120,831	5.5
1,101	WisdomTree Japan Hedged Equity Fund	64,530	3.0
	Total Exchange-Traded Funds (Cost $438,437)	510,463	23.3
MUTUAL FUNDS: 76.6%
	Affiliated Investment Companies: 55.6%
7,923	Voya Corporate Leaders® 100 Fund - Class R6	176,445	8.1
1,654	Voya Global Real Estate Fund - Class R6	33,071	1.5
8,483	Voya Intermediate Bond Fund - Class R6	85,594	3.9
3,190	Voya Large Cap Value Fund - Class R6	45,687	2.1
5,414	Voya Large-Cap Growth Fund - Class R6	230,851	10.7
8,989	Voya Multi-Manager Emerging Markets Equity Fund - Class I	118,479	5.4
15,658	Voya Multi-Manager International Equity Fund - Class I	195,093	8.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
10,665	Voya Multi-Manager International Factors Fund - Class I	$118,379	5.4
9,655	Voya Multi-Manager Mid Cap Value Fund - Class I	122,713	5.6
1,639	Voya Real Estate Fund - Class R6	32,951	1.5
795 (1)	Voya SmallCap Opportunities Fund - Class R6	55,724	2.5
		1,214,987	55.6
	Unaffiliated Investment Companies: 21.0%
6,297 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	31,613	1.4
5,817	TIAA-CREF International Equity Index Fund - Class I	119,140	5.4
10,315	TIAA-CREF S&P 500 Index Fund - Class I	308,717	14.2
		459,470	21.0
	Total Mutual Funds (Cost $1,474,815)	1,674,457	76.6
	Total Investments in Securities (Cost $1,913,252)	$2,184,920	99.9
	Assets in Excess of Other Liabilities	2,334	0.1
	Net Assets	$2,187,254	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$510,463	$—	$—	$510,463
Mutual Funds	1,674,457	—	—	1,674,457
Total Investments, at fair value	$2,184,920	$—	$—	$2,184,920

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$129,900	$39,851	$(7,348)	$14,042	$176,445	$—	$1,789	$—
Voya Global Real Estate Fund - Class R6	24,445	9,344	(1,708)	990	33,071	428	4	—
Voya Intermediate Bond Fund - Class R6	65,538	25,017	(4,473)	(488)	85,594	1,198	95	—
Voya Large Cap Value Fund - Class R6	40,632	49,744	(46,097)	1,408	45,687	342	976	—
Voya Large-Cap Growth Fund - Class R6	142,164	83,265	(12,312)	17,734	230,851	—	2,504	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,083	39,975	(21,679)	6,100	118,479	—	9,547	—
Voya Multi-Manager International Equity Fund - Class I	151,628	42,327	(10,476)	11,614	195,093	—	1,944	—
Voya Multi-Manager International Factors Fund - Class I	92,515	30,569	(11,195)	6,490	118,379	—	2,178	—
Voya Multi-Manager Mid Cap Value Fund - Class I	92,118	51,732	(27,611)	6,474	122,713	—	5,957	—
Voya Real Estate Fund - Class R6	24,022	9,586	(1,753)	1,096	32,951	378	(40)	—
Voya SmallCap Opportunities Fund - Class R6	42,059	23,515	(12,034)	2,184	55,724	—	3,014	—
	$899,104	$404,925	$(156,686)	$67,644	$1,214,987	$2,346	$27,968	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,916,147.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$268,773
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$268,773

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.8%
1,472	iShares MSCI Emerging Markets Index Fund	$67,859	2.9
516	iShares MSCI EMU Index Fund	22,560	0.9
1,602	iShares Russell 1000 Value Index Fund	197,094	8.3
455	iShares Russell 2000 Value Index Fund	58,140	2.4
1,069	iShares Russell Midcap Growth Index Fund	128,526	5.4
1,171	WisdomTree Japan Hedged Equity Fund	68,632	2.9
	Total Exchange-Traded Funds (Cost $466,015)	542,811	22.8
MUTUAL FUNDS: 77.1%
	Affiliated Investment Companies: 56.0%
8,609	Voya Corporate Leaders® 100 Fund - Class R6	191,720	8.1
1,797	Voya Global Real Estate Fund - Class R6	35,925	1.5
9,214	Voya Intermediate Bond Fund - Class R6	92,972	3.9
3,772	Voya Large Cap Value Fund - Class R6	54,021	2.3
5,884	Voya Large-Cap Growth Fund - Class R6	250,884	10.6
9,875	Voya Multi-Manager Emerging Markets Equity Fund - Class I	130,159	5.5
17,010	Voya Multi-Manager International Equity Fund - Class I	211,943	8.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,629	Voya Multi-Manager International Factors Fund - Class I	$129,077	5.4
10,720	Voya Multi-Manager Mid Cap Value Fund - Class I	136,251	5.7
1,781	Voya Real Estate Fund - Class R6	35,790	1.5
883 (1)	Voya SmallCap Opportunities Fund - Class R6	61,900	2.6
		1,330,642	56.0
	Unaffiliated Investment Companies: 21.1%
6,694 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	33,606	1.4
6,369	TIAA-CREF International Equity Index Fund - Class I	130,428	5.5
11,251	TIAA-CREF S&P 500 Index Fund - Class I	336,741	14.2
		500,775	21.1
	Total Mutual Funds (Cost $1,599,552)	1,831,417	77.1
	Total Investments in Securities (Cost $2,065,567)	$2,374,228	99.9
	Assets in Excess of Other Liabilities	2,354	0.1
	Net Assets	$2,376,582	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$542,811	$—	$—	$542,811
Mutual Funds	1,831,417	—	—	1,831,417
Total Investments, at fair value	$2,374,228	$—	$—	$2,374,228

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$141,362	$36,906	$(2,978)	$16,430	$191,720	$—	$644	$—
Voya Global Real Estate Fund - Class R6	26,618	8,899	(675)	1,083	35,925	469	4	—
Voya Intermediate Bond Fund - Class R6	71,407	23,779	(1,770)	(444)	92,972	1,288	41	—
Voya Large Cap Value Fund - Class R6	37,599	45,655	(31,173)	1,940	54,021	410	759	—
Voya Large-Cap Growth Fund - Class R6	154,823	81,298	(5,899)	20,662	250,884	—	1,106	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	100,688	36,613	(16,778)	9,636	130,159	—	7,308	—
Voya Multi-Manager International Equity Fund - Class I	165,286	38,767	(5,811)	13,701	211,943	—	986	—
Voya Multi-Manager International Factors Fund - Class I	100,168	27,998	(7,138)	8,049	129,077	—	1,355	—
Voya Multi-Manager Mid Cap Value Fund - Class I	96,180	47,382	(17,097)	9,786	136,251	—	3,753	—
Voya Real Estate Fund - Class R6	26,140	9,200	(692)	1,142	35,790	420	(13)	—
Voya SmallCap Opportunities Fund - Class R6	44,173	21,537	(7,497)	3,687	61,900	—	1,968	—
	$964,444	$378,034	$(97,508)	$85,672	$1,330,642	$2,587	$17,911	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,068,748.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$305,480
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$305,480

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.2%
1,103	iShares MSCI Emerging Markets Index Fund	$50,848	3.1
387	iShares MSCI EMU Index Fund	16,920	1.0
1,160	iShares Russell 1000 Value Index Fund	142,715	8.7
341	iShares Russell 2000 Value Index Fund	43,573	2.7
764	iShares Russell Midcap Growth Index Fund	91,856	5.6
877	WisdomTree Japan Hedged Equity Fund	51,401	3.1
	Total Exchange-Traded Funds (Cost $335,321)	397,313	24.2
MUTUAL FUNDS: 75.7%
	Affiliated Investment Companies: 54.9%
5,957	Voya Corporate Leaders® 100 Fund - Class R6	132,669	8.1
1,247	Voya Global Real Estate Fund - Class R6	24,932	1.5
6,375	Voya Intermediate Bond Fund - Class R6	64,328	3.9
2,165	Voya Large Cap Value Fund - Class R6	31,000	1.9
4,074	Voya Large-Cap Growth Fund - Class R6	173,727	10.6
6,545	Voya Multi-Manager Emerging Markets Equity Fund - Class I	86,264	5.2
11,766	Voya Multi-Manager International Equity Fund - Class I	146,609	8.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
7,921	Voya Multi-Manager International Factors Fund - Class I	$87,924	5.3
7,189	Voya Multi-Manager Mid Cap Value Fund - Class I	91,368	5.6
1,237	Voya Real Estate Fund - Class R6	24,856	1.5
561 (1)	Voya SmallCap Opportunities Fund - Class R6	39,350	2.4
		903,027	54.9
	Unaffiliated Investment Companies: 20.8%
5,015 (1)	Credit Suisse Commodity Return Strategy Fund - Class I	25,177	1.5
4,275	TIAA-CREF International Equity Index Fund - Class I	87,553	5.3
7,676	TIAA-CREF S&P 500 Index Fund - Class I	229,730	14.0
		342,460	20.8
	Total Mutual Funds (Cost$1,070,201)	1,245,487	75.7
	Total Investments in Securities (Cost $1,405,522)	$1,642,800	99.9
	Assets in Excess of Other Liabilities	1,335	0.1
	Net Assets	$1,644,135	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$397,313	$—	$—	$397,313
Mutual Funds	1,245,487	—	—	1,245,487
Total Investments, at fair value	$1,642,800	$—	$—	$1,642,800

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$112,763	$20,837	$(10,979)	$10,048	$132,669	$—	$2,845	$—
Voya Global Real Estate Fund - Class R6	21,234	5,450	(2,533)	781	24,932	375	59	—
Voya Intermediate Bond Fund - Class R6	56,961	14,559	(6,790)	(402)	64,328	1,010	122	—
Voya Large Cap Value Fund - Class R6	29,962	29,839	(29,709)	908	31,000	285	796	—
Voya Large-Cap Growth Fund - Class R6	123,505	53,517	(16,087)	12,792	173,727	—	3,685	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,312	20,029	(19,153)	5,076	86,264	—	8,796	—
Voya Multi-Manager International Equity Fund - Class I	131,855	21,207	(14,931)	8,478	146,609	—	2,860	—
Voya Multi-Manager International Factors Fund - Class I	79,903	15,317	(12,163)	4,867	87,924	—	2,422	—
Voya Multi-Manager Mid Cap Value Fund - Class I	76,700	30,250	(20,612)	5,030	91,368	—	4,668	—
Voya Real Estate Fund - Class R6	20,852	5,677	(2,585)	912	24,856	329	6	—
Voya SmallCap Opportunities Fund - Class R6	35,228	12,060	(9,421)	1,483	39,350	—	2,370	—
	$769,275	$228,742	$(144,963)	$49,973	$903,027	$1,999	$28,629	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,405,772.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$237,028
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$237,028

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT Management Contracts AND SUB-ADVISORY CONTRACTS
At a meeting held on November 16, 2017, the Board, including a majority of the Independent Trustees, considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and Voya Separate Portfolios Trust (the “Trust”), on behalf of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, each a series of the Trust (the “Funds”), and the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one year period ending November 30, 2018. In determining to renew such contracts, the Board took into account information furnished to it throughout the year at meetings of the Board and its committees, including regarding performance, expenses, and other matters.
In addition to the Board meeting on November 16, 2017, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “Management”) on October 12, 2017, and November 14, 2017, specifically to review and consider materials related to the proposed continuance of each Management Contract and Sub-Advisory Contract that they believed to be relevant to the renewal of the Management Contracts and Sub-Advisory Contracts in light of the legal advice furnished to them by K&L Gates LLP, their independent legal counsel, and their own business judgment. Subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board follows a structured process pursuant to which it seeks and considers relevant information when it evaluates whether to renew existing investment management and sub-advisory contracts for the Voya funds. The Board has established a Contracts Committee and three Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee provides oversight with respect to the management and sub-advisory contracts approval and renewal process, and each IRC provides oversight throughout the year regarding the investment performance of the Sub-Adviser, as well as the Manager’s role in monitoring the Sub-Adviser, with respect to each Voya fund that is assigned to that IRC.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”). The Methodology Guide sets out a framework pursuant to which the Independent Trustees request, and Management provides, certain information that the Independent Trustees deem important. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group, and (2) updates to the Methodology Guide with respect to the content and format of various data including, but not limited to, investment performance, fee structure, and expense information prepared in connection with the renewal process.
Provided below is an overview of the material factors that the Board considered at its meetings regarding the renewal of the Management Contracts and Sub-Advisory Contracts and the compensation to be paid thereunder. Board members did not identify any particular information or factor that was overarching, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, experienced sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and regulatory compliance of the Sub-Adviser with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. The Board was advised that, in connection with the Manager’s performance of these duties, the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Management Contracts and Sub-Advisory Contracts were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category average, Selected Peer
Group and primary benchmark. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, by the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee schedules. In this regard, the Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services to Other Clients
The Board considered information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences. The Board also considered that the fee schedules charged to the Funds and other institutional clients of the Manager or the Sub-Adviser (including other investment companies) and the performance of the Funds and the other accounts, as applicable, may differ materially due to, among other reasons: differences in services; different regulatory requirements associated with registered investment companies; market differences in fee schedules that existed when a Fund first was organized; differences in the original sponsors of Funds that now are managed by the Manager; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule payable by each Fund to the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager compared to the Fund’s Selected Peer Group. In addition, the Board considered certain Funds’ contractual management fee schedules compared to an additional peer group of funds that a business channel has identified as direct competitors. The Board also considered the contractual sub-advisory fee schedule payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual management fee rates that are paid to the Sub-Adviser, as compared to the portion retained by the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Funds. The Board also received information regarding the potential fall-out benefits to the Manager, Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s profitability with respect to its services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered, and the conclusions reached, at its October 12, 2017, November 14, 2017, and/or November 16, 2017 meetings in relation to approving each Fund’s Management Contracts and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category average, as well as its primary benchmark, a broad-based securities market index that appears in the Funds’ prospectuses. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The performance data provided to the Board primarily was for various periods ended March 31, 2017. In addition, the Board also considered at its October 12, 2017, November 14, 2017, and November 16, 2017 meetings certain additional data regarding performance and Fund asset levels and flows as of August 31, 2017, and September 30, 2017. Each Fund’s management fee and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.
Voya Target In-Retirement Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target In-Retirement Fund (formerly, Voya In-Retirement Fund), the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, and the third quintile for the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is above the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) Management’s discussion of fee waivers and/or expense reimbursements, which lower the Fund’s net effective management fee rate; (2) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (3) Management’s representations regarding the competitiveness of the Fund’s net expense ratio when compared to peers identified by Management.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2020 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2020 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the one-year period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the year-to-date period, and the fourth quintile for the one-year period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a
Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of waivers and/or reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2025 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, and the third quintile for the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness and compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2030 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, and the third quintile for the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the
Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2035 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed; and (3) the Fund is ranked in the third quintile of its Morningstar category for all periods presented.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is equal to the median and below the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2040 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, and the third quintile for the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2045 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exception of the three-year period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, and the third quintile in the year-to-date and one-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2050 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exception of the three-year period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the year-to-date period, and the fourth quintile for the one-year period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2055 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exception of the three-year period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the year-to-date period, and the fourth quintile for the one-year period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group. To assist the Board in its deliberations regarding this fee data, the Board was provided with information regarding the effect of fee waivers and/or expense reimbursements on the Fund’s net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Target Retirement 2060 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2017: (1) the Fund underperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for the year-to-date period, and underperformed for the one-year period; and (3) the Fund is ranked in the fourth quintile of its Morningstar category for all periods presented.
In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2015, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the impact of the Fund’s asset exposure and underlying fund performance on the Fund’s performance; and
(3) Management’s confidence in the Sub-Adviser’s ability to execute the Fund’s investment objective.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the contractual management fee rate for the Fund is above the median and the average management fee rates of the funds in its Selected Peer Group; and (b) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median and the average net expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) Management’s discussion of fee waivers and/or expense reimbursements, which lower the Fund’s net effective management fee rate; and (3) Management’s representations regarding the competitiveness of the Fund’s net expense ratio when compared to peers identified by Management.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) taking into account that the Fund commenced operations in December 2015, and therefore had a limited operating history for the purpose of analyzing the Fund’s performance, it is reasonable to permit the Fund time to establish a longer performance record for the purpose of evaluating investment performance; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2018. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
169172          (1117-012318)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 6, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 6, 2018